LAND USE RIGHT, NET	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
LAND USE RIGHT, NET
8.	LAND USE RIGHT, NET

	December 31,
	2021	2020
Cost	$178,041	$179,091
Less: accumulated amortization	(65,927)	(62,982)

Land use right, net	$112,114	$116,109